WISDOMTREE TRUST

Supplement dated December 15, 2017

to the currently effective

Summary Prospectus, Statutory Prospectus (collectively, the “Prospectuses”)

and Statement of Additional Information (“SAI”) for the

WisdomTree Managed Futures Strategy Fund (the “Fund”)

Effective December 18, 2017, the Fund is changing its ticker symbol from WDTI to WTMF. Accordingly, all references in the Prospectuses and SAI to WDTI as the ticker symbol for the Fund are deleted and replaced with WTMF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-008-1217